NOTE 3 – INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
NOTE 3 – INVENTORIES

NOTE 3 – INVENTORIES

Inventory is stated at the lower of cost or realizable value, using the weighted average cost method. When an impairment indicator suggests that the carrying amounts of inventories might not be recoverable, the Company reviews such carrying amounts and estimates the net realizable value based on the most reliable evidence available at that time. An impairment loss is recorded if the net realizable value is less than the carrying value. Impairment indicators considered for these purposes are, among others, obsolescence, decrease in market prices, damage, and a firm commitment to sell. The following table summarizes the Company’s inventories as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Inventories:
Raw materials and work-in-progress	$1,971	$1,971
Finished goods	41,428	47,022
Gross inventories	43,399	48,993
Inventory valuation reserves	—	—
Inventories, net	$43,399	$48,993

NOTE 4 – INVENTORIES

Inventory is stated at the lower of cost or realizable value, using the weighted average cost method. When an impairment indicator suggests that the carrying amounts of inventories might not be recoverable, the Company reviews such carrying amounts and estimates the net realizable value based on the most reliable evidence available at that time. An impairment loss is recorded if the net realizable value is less than the carrying value. Impairment indicators considered for these purposes are, among others, obsolescence, decrease in market prices, damage, and a firm commitment to sell. The following table summarizes the Company’s inventories as of December 31, 2020 and 2019:

December 31,

	2020	2019
Inventories:
Raw materials and work-in-progress	$1,971	$—
Finished goods	47,022	—
Gross inventories	48,993	—
Inventory valuation reserves	—	—
Inventories, net	$48,993	$—